Personnel expenses and employee information - Bonus Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bonus Expenses [Line Items]
Total STI bonus expenses	€ 718.6	€ 633.4	€ 428.1
Board of Management
Bonus Expenses [Line Items]
Total STI bonus expenses	6.0	3.8	4.4
Former Board of Management
Bonus Expenses [Line Items]
Total STI bonus expenses	0.0	0.0	0.2
Other employees
Bonus Expenses [Line Items]
Total STI bonus expenses	€ 712.6	€ 629.6	€ 423.5